Financial Instruments - Summary of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Trade payables	R$ 14,845	R$ 3,918
Financial instruments from acquisition of interests	25,097	13,637
Accounts payable to selling shareholders	181,381	58,003
Financial liabilities	221,323	75,558
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial instruments from acquisition of interests	25,097	13,637
Financial liabilities	25,097	13,637
At Amortized Cost [member]
Disclosure of financial liabilities [line items]
Trade payables	14,845	3,918
Accounts payable to selling shareholders	181,381	58,003
Financial liabilities	R$ 196,226	R$ 61,921